Advances to joint ventures (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Advances to Joint Ventures [Line Items]
Due from Joint Ventures	$ 3,536	$ 3,263
Debt Instrument, Interest Rate, Stated Percentage	8.00%
Debt Service Coverage Ratio	1.20%
SRV Joint Gas Ltd [Member]
Advances to Joint Ventures [Line Items]
Due from Joint Ventures	$ 2,800	2,600
SRV Joint Gas Two Ltd [Member]
Advances to Joint Ventures [Line Items]
Due from Joint Ventures	$ 700	$ 700